Concentration of Credit Risk (Tables)	6 Months Ended
Jun. 30, 2014
Sales Revenue [Member]
Schedules Of Concentration Of Risk, By Risk Factor
For the six months ended June 30, 2014 and 2013, the following customers accounted for the following percentages of the Company’s sales, respectively.

Customer	2014	2013
A	59%	33%
B	20%	29%
C	4%	24%

Accounts Receivable [Member]
Schedules Of Concentration Of Risk, By Risk Factor
As of June 30, 2014 and December 31, 2013, the following customers accounted for the following percentages of the Company’s accounts receivable, respectively.

Customer	2014	2013
A	56%	69%
B	35%	-%
C	-%	28%